CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions	Share Capital and Premium [Member]	Other reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Total	Total
Restatement	£ 24,831	£ 13,815	£ 4,905	£ 43,551	£ 5,355	£ 237		£ 49,143
Beginning Balance at Dec. 31, 2016	(24,768)	(14,652)	(3,250)	(42,670)	(5,355)	(440)	£ (48,465)
Comprehensive income
Profit for the period			1,948	1,948		41	1,989	1,989
Post-retirement defined benefit scheme remeasurements, net of tax			(92)	(92)			(92)	(92)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax		98		98			98	98
Gains and losses attributable to own credit risk, net of tax			(32)	(32)			(32)	(32)
Other comprehensive income, net of tax, cash flow hedges		(433)		(433)			(433)	(433)
Currency translation differences (tax: ?nil)		(7)		(7)			(7)	(7)
Total other comprehensive income		(342)	(124)	(466)			(466)	(466)
Total comprehensive income		(342)	1,824	1,482		41	1,523	1,523
Transactions with owners
Dividends			(1,568)	(1,568)			(1,568)
Distributions on other equity instruments, net of tax			(158)	(158)			(158)
Issue of ordinary shares	47			47			47
Movement in treasury shares			(154)	(154)			(154)
Value of employee services:
Share option schemes			45	45			45
Other employee award schemes			149	149			149
Changes in non-controlling interests						(3)	(3)
Total transactions with owners	47		(1,686)	(1,639)		(3)	(1,642)
Ending Balance at Jun. 30, 2017	24,815	14,310	3,388	42,513	5,355	478	48,346
Beginning Balance at Dec. 31, 2016	(24,768)	(14,652)	(3,250)	(42,670)	(5,355)	(440)	(48,465)
Ending Balance at Dec. 31, 2017	24,831	13,815	4,905	43,551	5,355	237	49,143	49,143
Beginning Balance at Jun. 30, 2017	24,815	14,310	3,388	42,513	5,355	478	48,346
Comprehensive income
Profit for the period			1,859	1,859		49	1,908	1,908
Post-retirement defined benefit scheme remeasurements, net of tax			574	574			574	574
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax		(172)		(172)			(172)	(172)
Gains and losses attributable to own credit risk, net of tax			(8)	(8)			(8)	(8)
Other comprehensive income, net of tax, cash flow hedges		(298)		(298)			(298)	(298)
Currency translation differences (tax: ?nil)		(25)		(25)			(25)	(25)
Total other comprehensive income		(495)	566	71			71	71
Total comprehensive income		(495)	2,425	1,930		49	1,979	1,979
Transactions with owners
Dividends			(716)	(716)		(51)	(767)
Distributions on other equity instruments, net of tax			(155)	(155)			(155)
Issue of ordinary shares	16			16			16
Movement in treasury shares			(257)	(257)			(257)
Value of employee services:
Share option schemes			37	37			37
Other employee award schemes			183	183			183
Changes in non-controlling interests						(239)	(239)
Total transactions with owners	16		(908)	(892)		(290)	(1,182)
Ending Balance at Dec. 31, 2017	24,831	13,815	4,905	43,551	5,355	237	£ 49,143	49,143
Restated | Decrease Due To Changes In Accounting Policy Required By IFRSs		(262)	(929)	(1,191)				(1,191)
Restated	24,831	13,553	3,976	42,360	5,355	237		47,952
Comprehensive income
Profit for the period			2,230	2,230		37		2,267
Post-retirement defined benefit scheme remeasurements, net of tax			702	702				702
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(47)		(47)				(47)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		(75)		(75)				(75)
Gains and losses attributable to own credit risk, net of tax			122	122				122
Other comprehensive income, net of tax, cash flow hedges		(464)		(464)				(464)
Currency translation differences (tax: ?nil)		5		5				5
Total other comprehensive income		(581)	824	243				243
Total comprehensive income		(581)	3,054	2,473		37		2,510
Transactions with owners
Dividends			(1,475)	(1,475)		(26)		(1,501)
Distributions on other equity instruments, net of tax			(155)	(155)				(155)
Issue of ordinary shares	142			142				142
Share buy back	(72)	72	(565)	(565)				(565)
Movement in treasury shares			35	35				35
Value of employee services:
Share option schemes			21	21				21
Other employee award schemes			104	104				104
Total transactions with owners	70	72	(2,035)	(1,893)		(26)		(1,919)
Realised gains and losses on equity shares held at fair value through other comprehensive income		141	(141)
Ending Balance at Jun. 30, 2018	£ 24,901	£ 13,185	£ 4,854	£ 42,940	£ 5,355	£ 248		£ 48,543